The Giralda Fund
RISK/RETURN
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 15 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees The Giralda Fund	Class A	Class I	Manager Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if held less than 60 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Giralda Fund		Class A	Class I	Manager Class
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses	[1]	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[1][2]	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.75%	1.50%	1.50%
Fee Waiver and/or Reimbursement	[3]			(1.00%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement				0.50%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to waive its fees for Manager Class shares at least until October 31, 2012. Manager Class fee waivers are not subject to recoupment from the Fund. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example The Giralda Fund (USD $)	1 Year	3 Years
Class A	743	1,094
Class I	153	474
Manager Class	51	376

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund's adviser seeks long-term capital appreciation by using its allocation strategy.  It seeks to limit losses by using its risk management strategy.

Allocation Strategy:

  Allocation Modeling.  The adviser uses its proprietary optimization models to determine appropriate long-term allocations among asset classes, subclasses, and sectors (collectively, "market segments").  The focus of the Fund is on market segments that the adviser believes offer attractive long-term capital appreciation potential.  The Fund invests predominantly in common stocks of U.S. and foreign (including emerging market) issuers of any market capitalization, and may also invest in real estate investment trusts ("REITs") and commodity-related funds.  The Fund invests in common stocks and REITs directly and through exchange-traded funds ("ETFs") that invest primarily in common stocks and REITs.  The Fund invests in commodity-related funds through other mutual funds and ETFs that each invest primarily in commodities, commodity-linked derivatives or commodity-linked securities.

Risk Management Strategy:

  Stable-Weighting.  The allocation is kept reasonably stable by periodic rebalancing.  This helps keep the Fund's returns from being dominated by market segments with above-average price gains and reduces concentration risk.

  Momentum and Mean Reversion-Based Sell/Buy Signals.  The adviser uses its proprietary momentum and mean reversion analytics to generate sell/buy signals to make modifications to its asset allocation s.

  Leading Economic Indicators.  Leading economic indicators are analyzed to determine the outlook for the economy.  This allows the adviser to fine-tune its asset allocations and/or sell/buy signals.

  Other Asset Classes.  As a risk management technique, the adviser may temporarily invest in cash equivalents, debt securities and volatility-related derivatives contracts.

  "Safety Net" Protection.  The Fund may employ structured notes, swap contracts and options to hedge some or all of the downside market risk as an additional risk-management technique.  For example, the Fund may invest in volatility-related structured notes and swaps or options linked to indexes that appreciate when the markets become more volatile and/or more correlated.  The adviser expects these investments is to provide protection against sudden market declines.  The Fund does not invest more than 25% of its assets in derivative contracts with any one counterparty.  The Fund may buy structured notes and options of and enter into swap contracts with counterparties of any country or capitalization that the adviser believes to be credit-worthy.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.  The adviser buys securities and derivatives using the strategies described above and sells them to adjust the Fund's asset allocation and risk profile.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear through investments in specific securities and derivatives as well as indirectly through other mutual funds and ETFs.

  Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors and burdensome government regulation.

  Derivatives Risk:  Equity market-related swap contracts and options involve leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

  Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in common stocks and other securities.

  Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency exchange rates, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.  Additionally, the adviser has not previously managed a mutual fund.

  Management Risk:  The adviser's dependence on its asset allocation and risk management strategies and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall stock market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  REIT Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  An individual REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

  Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Structured Notes Risk:  Equity market-related structured notes involve leverage risk, tracking risk and issuer default risk.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www. thegiraldafund. com or by calling 1- 855 - GIRALDA.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 4, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 4, 2011
Prospectus Date	rr_ProspectusDate	May 4, 2011
The Giralda Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 15 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2011-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 15 of the Fund's Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks long-term capital appreciation by using its allocation strategy.  It seeks to limit losses by using its risk management strategy.

Allocation Strategy:

  Allocation Modeling.  The adviser uses its proprietary optimization models to determine appropriate long-term allocations among asset classes, subclasses, and sectors (collectively, "market segments").  The focus of the Fund is on market segments that the adviser believes offer attractive long-term capital appreciation potential.  The Fund invests predominantly in common stocks of U.S. and foreign (including emerging market) issuers of any market capitalization, and may also invest in real estate investment trusts ("REITs") and commodity-related funds.  The Fund invests in common stocks and REITs directly and through exchange-traded funds ("ETFs") that invest primarily in common stocks and REITs.  The Fund invests in commodity-related funds through other mutual funds and ETFs that each invest primarily in commodities, commodity-linked derivatives or commodity-linked securities.

Risk Management Strategy:

  Stable-Weighting.  The allocation is kept reasonably stable by periodic rebalancing.  This helps keep the Fund's returns from being dominated by market segments with above-average price gains and reduces concentration risk.

  Momentum and Mean Reversion-Based Sell/Buy Signals.  The adviser uses its proprietary momentum and mean reversion analytics to generate sell/buy signals to make modifications to its asset allocation s.

  Leading Economic Indicators.  Leading economic indicators are analyzed to determine the outlook for the economy.  This allows the adviser to fine-tune its asset allocations and/or sell/buy signals.

  Other Asset Classes.  As a risk management technique, the adviser may temporarily invest in cash equivalents, debt securities and volatility-related derivatives contracts.

  "Safety Net" Protection.  The Fund may employ structured notes, swap contracts and options to hedge some or all of the downside market risk as an additional risk-management technique.  For example, the Fund may invest in volatility-related structured notes and swaps or options linked to indexes that appreciate when the markets become more volatile and/or more correlated.  The adviser expects these investments is to provide protection against sudden market declines.  The Fund does not invest more than 25% of its assets in derivative contracts with any one counterparty.  The Fund may buy structured notes and options of and enter into swap contracts with counterparties of any country or capitalization that the adviser believes to be credit-worthy.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.  The adviser buys securities and derivatives using the strategies described above and sells them to adjust the Fund's asset allocation and risk profile.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear through investments in specific securities and derivatives as well as indirectly through other mutual funds and ETFs.

  Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors and burdensome government regulation.

  Derivatives Risk:  Equity market-related swap contracts and options involve leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

  Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in common stocks and other securities.

  Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency exchange rates, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.  Additionally, the adviser has not previously managed a mutual fund.

  Management Risk:  The adviser's dependence on its asset allocation and risk management strategies and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall stock market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  REIT Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  An individual REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

  Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Structured Notes Risk:  Equity market-related structured notes involve leverage risk, tracking risk and issuer default risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www. thegiraldafund. com or by calling 1- 855 - GIRALDA.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-GIRALDA
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thegiraldafund.com
The Giralda Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,094
The Giralda Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
The Giralda Fund | Manager Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to waive its fees for Manager Class shares at least until October 31, 2012. Manager Class fee waivers are not subject to recoupment from the Fund. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.